UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00781)

Exact name of registrant as specified in charter:	The Putnam Fund for Growth and Income

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2015

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments:

The Putnam Fund for Growth and Income

The fund's portfolio
7/31/15 (Unaudited)

COMMON STOCKS (95.8%)(a)
		Shares	Value

Aerospace and defense (6.7%)

Airbus Group SE (France)		410,505	$29,127,326

Bombardier, Inc. Class B (Canada)		7,130,162	8,886,466

Embraer SA ADR (Brazil)(S)		227,300	6,330,305

General Dynamics Corp.		298,600	44,524,246

Honeywell International, Inc.		640,200	67,253,010

L-3 Communications Holdings, Inc.		391,600	45,214,136

Northrop Grumman Corp.		476,900	82,508,469

Raytheon Co.		362,900	39,588,761

Rockwell Collins, Inc.		128,500	10,873,670

United Technologies Corp.		264,500	26,531,995

			360,838,384
Airlines (0.6%)

American Airlines Group, Inc.		470,300	18,859,030

Spirit Airlines, Inc.(NON)		219,800	13,148,436

			32,007,466
Auto components (0.2%)

Johnson Controls, Inc.		265,200	12,082,512

			12,082,512
Automobiles (0.3%)

General Motors Co.		447,300	14,094,423

			14,094,423
Banks (11.2%)

Bank of America Corp.		4,832,494	86,404,993

Citigroup, Inc.		2,430,580	142,091,707

Fifth Third Bancorp		604,400	12,734,708

JPMorgan Chase & Co.		2,496,346	171,074,591

KeyCorp		1,601,500	23,766,260

PacWest Bancorp(S)		185,500	8,586,795

Regions Financial Corp.		2,392,000	24,852,880

Wells Fargo & Co.		2,250,579	130,241,007

			599,752,941
Beverages (0.5%)

Coca-Cola Co. (The)		264,800	10,877,984

PepsiCo, Inc.		148,400	14,298,340

			25,176,324
Biotechnology (0.2%)

Baxalta, Inc.(NON)		5	164

Gilead Sciences, Inc.		97,000	11,432,420

			11,432,584
Building products (0.4%)

Fortune Brands Home & Security, Inc.		414,600	19,797,150

			19,797,150
Capital markets (4.5%)

AllianceBernstein Holding LP (Partnership shares)		441,900	12,138,993

Charles Schwab Corp. (The)		1,164,000	40,600,320

E*Trade Financial Corp.(NON)		372,500	10,586,450

Goldman Sachs Group, Inc. (The)		236,493	48,497,620

KKR & Co. LP		1,128,577	26,972,990

Morgan Stanley		1,614,600	62,711,064

State Street Corp.		551,800	42,245,808

			243,753,245
Chemicals (2.9%)

Axiall Corp.		297,200	8,746,596

CF Industries Holdings, Inc.		349,500	20,690,400

Dow Chemical Co. (The)		759,100	35,723,246

E.I. du Pont de Nemours & Co.		512,000	28,549,120

Huntsman Corp.		989,400	18,798,600

Linde AG (Germany)		69,691	13,179,216

Monsanto Co.		195,000	19,868,550

Symrise AG (Germany)		123,142	8,196,332

			153,752,060
Commercial services and supplies (0.9%)

ADT Corp. (The)(S)		303,821	10,490,939

Tyco International PLC		993,242	37,733,264

			48,224,203
Communications equipment (0.8%)

Cisco Systems, Inc.		1,432,957	40,724,638

			40,724,638
Consumer finance (0.6%)

Capital One Financial Corp.		403,938	32,840,159

			32,840,159
Containers and packaging (0.8%)

Packaging Corp. of America		401,900	28,450,501

WestRock Co.(NON)		191,802	12,095,034

			40,545,535
Diversified consumer services (—%)

ITT Educational Services, Inc.(NON)(S)		616,249	2,267,796

			2,267,796
Diversified telecommunication services (1.2%)

AT&T, Inc.		627,700	21,806,298

Verizon Communications, Inc.		866,314	40,534,832

			62,341,130
Electric utilities (1.7%)

American Electric Power Co., Inc.		225,400	12,750,878

Edison International		320,600	19,239,206

Exelon Corp.		1,323,200	42,461,488

NextEra Energy, Inc.		163,500	17,200,200

			91,651,772
Electrical equipment (0.4%)

Eaton Corp PLC		371,700	22,517,586

			22,517,586
Electronic equipment, instruments, and components (0.3%)

Corning, Inc.		747,100	13,955,828

			13,955,828
Energy equipment and services (1.2%)

Baker Hughes, Inc.		268,400	15,607,460

Ezion Holdings, Ltd. (Singapore)(S)		6,999,920	4,406,462

Halliburton Co.		564,900	23,607,171

Schlumberger, Ltd.		246,939	20,451,488

			64,072,581
Food and staples retail (2.4%)

CVS Health Corp.		811,000	91,213,170

Wal-Mart Stores, Inc.		310,200	22,328,196

Walgreens Boots Alliance, Inc.		126,900	12,262,347

			125,803,713
Food products (1.5%)

Blue Buffalo Pet Products, Inc.(NON)		133,816	3,738,819

Hershey Co. (The)		234,700	21,801,283

Kraft Heinz Co. (The)		272,700	21,671,469

Mondelez International, Inc. Class A		757,000	34,163,410

			81,374,981
Health-care equipment and supplies (3.1%)

Abbott Laboratories		291,000	14,750,790

Baxter International, Inc.		501,000	20,080,080

Boston Scientific Corp.(NON)		862,800	14,960,952

C.R. Bard, Inc.		128,000	25,171,200

Medtronic PLC		865,231	67,825,458

Stryker Corp.		120,600	12,333,762

Zimmer Biomet Holdings, Inc.		123,600	12,863,052

			167,985,294
Health-care providers and services (1.5%)

Cardinal Health, Inc.		127,900	10,868,942

Cigna Corp.		172,800	24,893,568

HCA Holdings, Inc.(NON)		238,000	22,136,380

UnitedHealth Group, Inc.		174,800	21,220,720

			79,119,610
Hotels, restaurants, and leisure (1.1%)

Hilton Worldwide Holdings, Inc.(NON)		1,410,800	37,879,980

Penn National Gaming, Inc.(NON)(S)		767,336	14,640,771

Vail Resorts, Inc.		83,500	9,159,115

			61,679,866
Household durables (0.6%)

PulteGroup, Inc.		928,900	19,246,808

Whirlpool Corp.		81,800	14,538,314

			33,785,122
Household products (0.8%)

Kimberly-Clark Corp.		146,800	16,877,596

Procter & Gamble Co. (The)		334,300	25,640,810

			42,518,406
Independent power and renewable electricity producers (1.7%)

Calpine Corp.(NON)		2,399,017	43,902,011

NRG Energy, Inc.		2,220,000	49,839,000

			93,741,011
Industrial conglomerates (2.0%)

General Electric Co.		2,540,120	66,297,132

Siemens AG (Germany)		401,334	42,964,105

			109,261,237
Insurance (5.5%)

ACE, Ltd.		129,100	14,042,207

Allstate Corp. (The)		199,200	13,734,840

American International Group, Inc.		1,309,325	83,953,919

Assured Guaranty, Ltd.		866,780	21,201,439

Chubb Corp. (The)		86,875	10,801,169

Everest Re Group, Ltd.		55,720	10,203,446

Genworth Financial, Inc. Class A(NON)		1,684,400	11,807,644

Hartford Financial Services Group, Inc. (The)		1,251,500	59,508,825

MetLife, Inc.		625,587	34,870,219

Prudential Financial, Inc.		159,300	14,075,748

Prudential PLC (United Kingdom)		979,986	23,056,069

			297,255,525
Internet and catalog retail (—%)

FabFurnish GmbH (acquired 8/2/13, cost $52) (Private) (Brazil)(F)(RES)(NON)		39	32

Global Fashion Holding SA (acquired 8/2/13, cost $2,567,154) (Private) (Brazil)(F)(RES)(NON)		60,600	1,551,259

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $52) (Private) (Brazil)(F)(RES)(NON)		39	32

New Middle East Other Assets GmbH (acquired 8/2/13, cost $21) (Private) (Brazil)(F)(RES)(NON)		16	13

			1,551,336
Internet software and services (1.0%)

Google, Inc. Class C(NON)		72,480	45,344,213

Yahoo!, Inc.(NON)		256,400	9,402,188

			54,746,401
Media (3.4%)

CBS Corp. Class B (non-voting shares)		196,400	10,501,508

Comcast Corp. Class A		604,600	37,733,086

Discovery Communications, Inc. Class A(NON)		426,300	14,076,426

DISH Network Corp. Class A(NON)		335,500	21,676,655

Liberty Global PLC Ser. C (United Kingdom)(NON)		825,500	40,565,070

Time Warner Cable, Inc.		94,100	17,879,941

Time Warner, Inc.		447,200	39,371,488

			181,804,174
Metals and mining (0.7%)

Alcoa, Inc.		869,300	8,579,991

Barrick Gold Corp. (Canada)		674,000	4,758,440

BHP Billiton, Ltd. (Australia)		466,636	8,974,075

Freeport-McMoRan, Inc. (Indonesia)		898,938	10,562,522

Goldcorp, Inc. (Canada)		167,800	2,228,384

Newmont Mining Corp.		222,000	3,811,740

			38,915,152
Multi-utilities (0.6%)

Ameren Corp.		354,800	14,575,184

PG&E Corp.		328,000	17,223,280

			31,798,464
Multiline retail (0.3%)

Macy's, Inc.		244,600	16,892,076

			16,892,076
Oil, gas, and consumable fuels (9.6%)

Anadarko Petroleum Corp.		557,900	41,479,865

Cabot Oil & Gas Corp.		875,900	22,913,544

Chevron Corp.		457,900	40,514,992

CONSOL Energy, Inc.(S)		585,200	9,667,504

Devon Energy Corp.		217,000	10,724,140

EnCana Corp. (Canada)		905,552	6,882,431

Energen Corp.		147,400	8,136,480

EOG Resources, Inc.		176,700	13,639,473

EP Energy Corp. Class A(NON)(S)		1,260,110	10,547,121

Exxon Mobil Corp.		930,992	73,743,876

Gaztransport Et Technigaz SA (France)		136,463	8,329,448

Gulfport Energy Corp.(NON)		688,200	22,545,432

Marathon Oil Corp.		1,173,600	24,657,336

MPLX LP		143,300	7,980,377

Noble Energy, Inc.		172,900	6,091,267

Nordic American Tankers, Ltd. (Norway)(S)		660,200	9,916,204

Occidental Petroleum Corp.		224,814	15,781,943

Pioneer Natural Resources Co.		58,500	7,416,045

QEP Resources, Inc.		1,315,900	18,264,692

Royal Dutch Shell PLC ADR Class A (United Kingdom)		945,928	54,371,941

Scorpio Tankers, Inc.		1,454,800	15,624,552

Southwestern Energy Co.(NON)(S)		671,200	12,484,320

Suncor Energy, Inc. (Canada)		725,944	20,448,658

Total SA ADR (France)		696,400	34,325,556

Whiting Petroleum Corp.(NON)		880,585	18,043,187

			514,530,384
Paper and forest products (0.3%)

Louisiana-Pacific Corp.(NON)(S)		976,800	14,398,032

			14,398,032
Personal products (1.1%)

Avon Products, Inc.(S)		1,907,298	10,814,380

Coty, Inc. Class A(NON)		939,473	25,112,113

Edgewell Personal Care Co.		216,233	20,695,660

			56,622,153
Pharmaceuticals (11.5%)

AbbVie, Inc.		260,700	18,251,607

Allergan PLC(NON)		158,700	52,553,505

AstraZeneca PLC ADR (United Kingdom)(S)		1,457,800	49,259,062

Bristol-Myers Squibb Co.		745,700	48,947,748

Eli Lilly & Co.		668,500	56,494,935

Johnson & Johnson(S)		759,700	76,129,537

Merck & Co., Inc.		1,553,091	91,570,245

Mylan NV(NON)		133,000	7,446,670

Perrigo Co. PLC		57,100	10,974,620

Pfizer, Inc.		2,887,734	104,131,688

Sanofi ADR (France)		505,800	27,308,142

Teva Pharmaceutical Industries, Ltd. ADR (Israel)		504,700	34,834,394

Zoetis, Inc.		809,838	39,665,865

			617,568,018
Real estate investment trusts (REITs) (0.8%)

Altisource Residential Corp.		489,934	8,064,314

American Tower Corp.		171,800	16,339,898

Equity Lifestyle Properties, Inc.		318,000	18,405,840

			42,810,052
Road and rail (0.5%)

Union Pacific Corp.		249,800	24,377,982

			24,377,982
Semiconductors and semiconductor equipment (2.2%)

Analog Devices, Inc.		184,900	10,785,217

Applied Materials, Inc.		365,500	6,345,080

Broadcom Corp. Class A		325,800	16,488,738

Canadian Solar, Inc. (Canada)(NON)		370,300	9,944,407

Intel Corp.		1,137,200	32,921,940

Lam Research Corp.		227,350	17,476,395

Micron Technology, Inc.(NON)		731,900	13,547,469

ON Semiconductor Corp.(NON)		911,300	9,678,006

			117,187,252
Software (1.7%)

Microsoft Corp.		1,164,400	54,377,480

Oracle Corp.		609,600	24,347,424

TiVo, Inc.(NON)		1,315,800	13,105,368

			91,830,272
Specialty retail (1.7%)

Bed Bath & Beyond, Inc.(NON)		176,000	11,480,480

Gap, Inc. (The)(S)		526,100	19,192,128

Home Depot, Inc. (The)		158,200	18,514,146

Michaels Cos., Inc. (The)(NON)		423,900	10,741,626

Sally Beauty Holdings, Inc.(NON)		347,300	10,346,067

Tiffany & Co.		64,900	6,210,930

Tile Shop Holdings, Inc.(NON)(S)		1,188,500	16,971,780

			93,457,157
Technology hardware, storage, and peripherals (2.5%)

Apple, Inc.		416,300	50,497,190

Hewlett-Packard Co.		889,400	27,144,488

QLogic Corp.(NON)		962,600	8,538,262

Samsung Electronics Co., Ltd. (South Korea)		24,719	24,836,044

SanDisk Corp.		169,800	10,237,242

Western Digital Corp.		171,700	14,776,502

			136,029,728
Textiles, apparel, and luxury goods (0.1%)

Michael Kors Holdings, Ltd.(NON)		174,300	7,318,857

			7,318,857
Thrifts and mortgage finance (0.7%)

Radian Group, Inc.(S)		2,089,055	38,563,955

			38,563,955
Tobacco (0.7%)

Philip Morris International, Inc.		467,900	40,019,487

			40,019,487
Wireless telecommunication services (0.8%)

Vodafone Group PLC ADR (United Kingdom)(S)		1,101,022	41,596,610

			41,596,610

Total common stocks (cost $4,451,642,455)			$5,146,370,624

CONVERTIBLE PREFERRED STOCKS (0.4%)(a)
		Shares	Value

Allergan PLC Ser. A, 5.50% cv. pfd.		12,217	$13,586,892

Frontier Communications Corp. Ser. A, $11.25 cum. cv. pfd.(NON)		56,775	5,464,594

Total convertible preferred stocks (cost $17,894,500)			$19,051,486

SHORT-TERM INVESTMENTS (6.4%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.25%(d)	Shares	121,182,756	$121,182,756

Putnam Short Term Investment Fund 0.11%(AFF)	Shares	213,035,294	213,035,294

U.S. Treasury Bills 0.01%, November 5, 2015(SEGSF)		$4,160,000	4,159,064

U.S. Treasury Bills 0.01%, October 22, 2015(SEGSF)		450,000	449,937

U.S. Treasury Bills 0.02%, October 8, 2015(SEGSF)		280,000	279,973

U.S. Treasury Bills 0.01%, September 17, 2015		51,000	51,000

U.S. Treasury Bills 0.02%, September 10, 2015(SEGSF)		1,691,000	1,690,972

U.S. Treasury Bills 0.01%, August 20, 2015		1,110,000	1,109,993

Total short-term investments (cost $341,959,929)			$341,958,989

TOTAL INVESTMENTS

Total investments (cost $4,811,496,884)(b)			$5,507,381,099

FORWARD CURRENCY CONTRACTS at 7/31/15 (aggregate face value $212,043,169) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International
	British Pound	Sell	9/16/15	$115,829,964	$113,097,253	$(2,732,711)
	Euro	Sell	9/16/15	37,309,952	37,284,824	(25,128)
JPMorgan Chase Bank N.A.
	Euro	Sell	9/16/15	42,884,160	42,870,771	(13,389)
State Street Bank and Trust Co.
	Japanese Yen	Buy	8/19/15	9,333,198	9,374,795	(41,597)
	Japanese Yen	Sell	8/19/15	9,333,198	9,415,526	82,328

Total						$(2,730,497)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2014 through July 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $5,371,985,257.
(b)	The aggregate identified cost on a tax basis is $4,859,625,392, resulting in gross unrealized appreciation and depreciation of $1,013,954,103 and $366,198,396, respectively, or net unrealized appreciation of $647,755,707.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,551,336, or less than 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$5,482,224	$—	$5,482,224	$62	$—
	Putnam Short Term Investment Fund*	324,163,340	458,516,775	569,644,821	163,136	213,035,294
	Totals	$329,645,564	$458,516,775	$575,127,045	$163,198	$213,035,294
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $121,182,756, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $117,666,986.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $3,887,477 to cover certain derivative contracts and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,771,228 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $3,079,442 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$423,381,983	$—	$1,551,336
Consumer staples	371,515,064	—	—
Energy	565,867,055	12,735,910	—
Financials	1,231,919,808	23,056,069	—
Health care	876,105,506	—	—
Industrials	544,932,577	72,091,431	—
Information technology	429,638,075	24,836,044	—
Materials	217,261,156	30,349,623	—
Telecommunication services	103,937,740	—	—
Utilities	217,191,247	—	—
Total common stocks	4,981,750,211	163,069,077	1,551,336
Convertible preferred stocks	—	19,051,486	—
Short-term investments	213,035,294	128,923,695	—

Totals by level	$5,194,785,505	$311,044,258	$1,551,336

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(2,730,497)	$—

Totals by level	$—	$(2,730,497)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$82,328	$2,812,825

Total	$82,328	$2,812,825

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$136,100,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Credit Suisse International	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	Total

	Assets:
	Forward currency contracts#	$—	$—	$82,328	82,328

	Total Assets	$—	$—	$82,328	$82,328

	Liabilities:
	Forward currency contracts#	2,757,839	13,389	41,597	2,812,825

	Total Liabilities	$2,757,839	$13,389	$41,597	$2,812,825

	Total Financial and Derivative Net Assets	$(2,757,839)	$(13,389)	$40,731	$(2,730,497)
	Total collateral received (pledged)##†	$(2,757,839)	$(13,389)	$—
	Net amount	$—	$—	$40,731

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Putnam Fund for Growth and Income

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 28, 2015